Related Party Balances and Transactions - Schedule of Related Parties Transactions (Details)		6 Months Ended
		Jun. 30, 2026 USD ($)	Jun. 30, 2026 SGD ($)	Jun. 30, 2025 SGD ($)	Jun. 30, 2026 SGD ($)	Dec. 31, 2025 SGD ($)
Springview Contracts Pte. Ltd. [Member]
Schedule of Related Parties Transactions [Line Items]
Relationship to the Company		Controlled by executive director and shareholder, Ms. Lee Siew Yian and shareholder, Mr. Heng Kong Chuan	Controlled by executive director and shareholder, Ms. Lee Siew Yian and shareholder, Mr. Heng Kong Chuan
GGL Enterprises Pte. Ltd. [Member]
Schedule of Related Parties Transactions [Line Items]
Relationship to the Company		Controlled by CEO and shareholder, Mr. Wang Zhuo, and shareholder, Mr. Heng Kong Chuan	Controlled by CEO and shareholder, Mr. Wang Zhuo, and shareholder, Mr. Heng Kong Chuan
Mr. Heng Kong Chuan [Member]
Schedule of Related Parties Transactions [Line Items]
Relationship to the Company		Shareholder and spouse of executive director, Ms. Lee Siew Yian	Shareholder and spouse of executive director, Ms. Lee Siew Yian
Accounts receivable related party	[1]	$ 340,284			$ 440,362	$ 122,842
China International Corporate Management [Member]
Schedule of Related Parties Transactions [Line Items]
Relationship to the Company		Controlled by CEO and shareholder, Mr. Wang Zhuo	Controlled by CEO and shareholder, Mr. Wang Zhuo
Amount due to related parties	[2]	$ (789,532)			(1,021,733)	(1,004,334)
GGL Home Furnishing Pte Ltd [Member]
Schedule of Related Parties Transactions [Line Items]
Relationship to the Company		Controlled by shareholder, Mr. Heng Kong Chuan	Controlled by shareholder, Mr. Heng Kong Chuan
GGL Interior Studio Pte Ltd [Member]
Schedule of Related Parties Transactions [Line Items]
Relationship to the Company		Controlled by shareholder, Mr. Heng Kong Chuan	Controlled by shareholder, Mr. Heng Kong Chuan
Related Party [Member]
Schedule of Related Parties Transactions [Line Items]
Accounts receivable related party		$ 340,284			440,362	122,842
Amount due to related parties		(789,532)			$ (1,021,733)	$ (1,004,334)
Collection of accounts receivable due from Springview Contracts Pte. Ltd [Member]
Schedule of Related Parties Transactions [Line Items]
Related party transactions				$ 19,901
Interior design service subcontracting cost provided by GGL Enterprises Pte. Ltd. [Member]
Schedule of Related Parties Transactions [Line Items]
Related party transactions				15,000
Loan from a related party [Member]
Schedule of Related Parties Transactions [Line Items]
Related party transactions	[1]	100,456	130,000	224,184
Advance to a related party [Member]
Schedule of Related Parties Transactions [Line Items]
Related party transactions	[1]	345,816	447,520	758,027
Payment Intermediary For Obtaining Patent License Rights GGL Home Furnishing Pte Ltd [Member]
Schedule of Related Parties Transactions [Line Items]
Related party transactions	[3]	200,000	258,820
Payment intermediary for obtaining patent license rights GGL Interior Studio Pte Ltd [Member]
Schedule of Related Parties Transactions [Line Items]
Related party transactions	[3]	$ 200,000	$ 258,820

[1]	The Company signed an agreement with Mr. Heng Kong Chuan on August 1, 2024, under which Mr. Heng Kong Chuan agreed to provide the Company with an interest-free working capital loan facility not exceeding S$1,500,000 through July 30, 2026 to support the Company’s daily operations. During the six months ended June 30, 2025 and 2026, the Company received loans from Mr. Heng Kong Chuan of S$224,184 and S$130,000 (US$100,456), respectively. Separately, during the six months ended June 30, 2025 and 2026, the Company made advances to Mr. Heng Kong Chuan of S$758,027 and S$447,520 (US$345,816), respectively, for the settlement of payroll, routine operating expenses and costs incurred in preparation for the license on behalf of the Company. These transactions are disclosed in Note 16(c). As of June 30, 2026, the outstanding amount due from Mr. Heng Kong Chuan was S$440,362 (US$340,284). As of the date of this report, the full outstanding amount had been collected.
[2]	During the year ended December 31, 2025, the Company accrued S$35,087 ($27,286) as interest expenses related to the fund provided by China International Corporate Management. During the six months ended June 30, 2026, the Company accrued S$17,399 ($13,445) as interest expenses related to the fund provided by China International Corporate Management. As of June 30, 2026, China International Corporate Management has provided financial support amounting to S$1,021,733 ($789,532) for payment of expenses incurred for IPO and accrued interest under this financial support letter.
[3]	Advances aggregating S$517,640 ($400,000) were paid to two related-party entities, GGL Home Furnishing Pte Ltd and GGL Interior Studio Pte Ltd, in connection with the exclusive patent license and development rights regarding drainage joint technology to support the Company’s core business operations. These related-party entities acted solely as payment intermediaries and remitted the full amount to the ultimate patent licensor without any markup or fee, for the purpose to reduce transaction costs and satisfy the licensor’s designated fund receipt procedures.